Fair Value Measurements - Summary of Fair Value Measurements Inputs (Detail)	Mar. 31, 2023 yr shares	Dec. 31, 2022 yr shares $ / shares	Dec. 31, 2021 $ / shares yr
Warrant price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input | shares	0.04	0.04
Working Capital Loan:
Working capital loan | $ / shares		0.04	0.55
Exercise price [Member]
Derivative Warrant Liabilities:
Fair value measurements inputs | $ / shares			11.5
Stock price [Member]
Derivative Warrant Liabilities:
Fair value measurements inputs | $ / shares			9.73
Probability of Business Combination [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	80	80
Working Capital Loan:
Working capital loan		80	100
Term (yrs) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input | yr	0.25	0.25
Derivative Warrant Liabilities:
Fair value measurements inputs | yr			5
Working Capital Loan:
Working capital loan | yr		0.25	1
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	0.01	0.01
Derivative Warrant Liabilities:
Fair value measurements inputs			10.5
Working Capital Loan:
Working capital loan		0.01	9
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	3.57	3.99
Derivative Warrant Liabilities:
Fair value measurements inputs			1.44
Working Capital Loan:
Working capital loan		3.99	1.37
Discount rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt Instrument, Measurement Input	15.76	15.76
Working Capital Loan:
Working capital loan		15.76	7.96